MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND    TWO WORLD TRADE CENTER NEW
INC.                                              YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999

DEAR SHAREHOLDER:

Asian stock markets generated strong returns in the twelve-month period ended October 31, 1999, supported by economic recovery, corporate restructuring and positive domestic liquidity. While economic growth has been uneven across the region, it has generally exceeded expectations, particularly in South Korea and Japan. Over the past year, governments in Asia encouraged economic growth through a combination of accommodative monetary and fiscal policies.

The strength of the Japanese yen has also been a strong positive influence on the Asian markets. Toward the latter part of the period, interest rates bottomed in a number of Asian countries, and the dominant force for performance at the market level has probably shifted now from easy liquidity to growth. Faster-growing companies -- often electronics exporters or telecom companies -- and companies actively implementing restructuring initiatives are now the leading performers in Asia's markets.

PERFORMANCE

For the twelve-month period ended October 31, 1999, Morgan Stanley Dean Witter Pacific Growth Fund's Class B shares posted a total return of 47.89 percent, compared to 67.12 percent for the Lipper Pacific Region Funds Average and 25.33 percent for the Morgan Stanley Capital International (MSCI) World Index. For the same period, the Fund's Class A, C and D shares posted total returns of 48.98 percent, 47.94 percent and 49.39, respectively. The performance of the Fund's four share classes varies because each class has different expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lipper and MSCI indexes.

The Fund's underperformance relative to the Lipper average is attributable to its having a lower weighting than the peer group in Japan overall and specifically in small-cap Japanese stocks, high performers during the fiscal year. Also hindering the Fund's performance was its larger-than-average weighting in the Australian market, which struggled during the period.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

JAPAN

The Japanese market rallied strongly during the fiscal year as a result of strong corporate restructuring initiatives, government initiatives to support the banking system and small companies, and positive GDP growth surprises. The market enjoyed significant foreign-investor participation as foreigners responded positively to restructuring. The Japanese government tried unsuccessfully on several occasions to halt the yen's appreciation, fearing that excessive strength could impair exports and slow economic recovery. The market traded within a narrow range during the last quarter of the fiscal year, possibly because of the currency's strength, but a strong yen keeps pressure on companies to restructure, which, as noted, has helped U.S.-dollar-based returns.

The economic recovery and market rally in Japan has also benefited other markets throughout Asia this year. The Japanese rally seems to have attracted some additional foreign portfolio investment to other Asian markets. More importantly, imports into Japan from other Asian countries have grown significantly this year, as a result of increased outsourcing of production by Japanese corporations and rising domestic demand in Japan.

SOUTH KOREA

South Korea had the strongest large market in Asia during the fiscal year. In 1998 the Korean government launched a sizable bank recapitalization program and vigorously implemented an IMF stabilization program that painfully but quickly eliminated Korea's macroeconomic imbalances. A subsequent aggressive easing of monetary policy in addition to the bank program improved domestic liquidity. The acceleration of global demand in early 1999 proved very positive for corporate Korea, armed as it was with a very competitive exchange rate, a leaner cost structure and substantial new capacity in many areas, including semiconductors and a variety of other electronics products. Exports have since been very strong, supporting the maintenance of a significant trade surplus even as improving domestic demand draws more imports into the country.

Groups that have embraced restructuring, like Samsung and LG, have outperformed the market. Daewoo, one of the largest business groups in Korea, did not restructure and was subsequently unable to roll over its huge short-term debt in July. This debt problem caused a notable correction in the market, but it appears that a government-led initiative to support debt restructuring within the context of the dismantling of the group will stabilize the situation.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

HONG KONG

The Hong Kong market has lagged the performance of most of the Asian markets, as a reflection of its high real interest rates, sluggish property market and relatively weak export performance from China. China's exports, often shipped through Hong Kong's port, have accelerated over the past few months and could potentially receive a boost if there is a successful conclusion to China's efforts to enter the World Trade Organization.

TAIWAN

The Taiwanese market has lagged the overall region's performance over the past year, despite very strong performance by its electronics sector. Wrangling with China over Taiwan's diplomatic status and a devastating earthquake in September restrained the market's performance.

AUSTRALIA

The Australian market has also trailed the region this year, in this case largely because of rising interest rates. During the regional crisis in 1998 the Australian market suffered a relatively small decline and its GDP growth remained strong throughout. Consequently, Australia's market recovery in 1999 has been far more muted.

SINGAPORE

The Singapore market performed well during the fiscal year, due largely to strong showings by electronics companies, banks and Singapore Airlines. The economy has performed well, interest rates remain low and government efforts to encourage restructuring at the corporate level have been generating some successes.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management, Inc. the Fund's sub-advisor, continues to believe that the best way to drive future Fund performance is through stock selection. The sub-advisor thus continues to focus its efforts on identifying companies that are restructuring their businesses around the principle of improving returns on equity. The sub-advisor believes Japanese restructuring can provide opportunities there and in non-Japan Asia through outsourcing. The Fund will continue to build significant positions in companies geared toward the recovery in domestic consumption that has been occurring in most Asian economies. The first year of economic recovery

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

has largely been driven by net exports, government spending and changes in inventory but only limited recoveries in consumption. The sub-advisor expects consumption to generate more of the growth next year.

We appreciate your ongoing support of Morgan Stanley Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                  [SIGNATURE]
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND
INC.
FUND PERFORMANCE OCTOBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES   FUND         MSCI(4)  LIPPER(5)
($ IN THOUSANDS)
November-1990                        $10,000       $10,000    $10,000
October-1991                         $11,754       $11,773    $11,582
October-1992                         $12,913       $11,157    $11,054
October-1993                         $20,162       $14,170    $16,059
October-1994                         $22,317       $15,254    $17,871
October-1995                         $20,387       $16,701    $16,266
October-1996                         $20,999       $19,422    $17,084
October-1997                         $14,486       $22,680    $13,903
October-1998                         $11,173       $26,140    $10,923
October-1999                         $16,524  (3)  $32,653    $18,255

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                   CLASS A SHARES+
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/99                            PERIOD ENDED 10/31/99
   -------------------------                        -------------------------
   1 Year                     47.89%(1)  42.89%(2)  1 Year                     48.98%(1)   41.15%(2)
   5 Years                    (5.83) (1) (6.18) (2) Since Inception (7/28/97)  (11.07) (1) (13.17) (2)
   Since Inception
    (11/30/90)                 5.79 (1)  5.79 (2)

                 CLASS C SHARES++                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/99                              PERIOD ENDED 10/31/99
   -------------------------                          -------------------------
   1 Year                     47.94%(1)   46.94%(2)   1 Year                     49.39%(1)
   Since Inception (7/28/97)  (11.60) (1) (11.60) (2) Since Inception (7/28/97)  (10.85) (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 1999.
(4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The Index does not take into account the Fund's expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Pacific Region Funds Average tracks the performance of funds which invest in equity securities whose primary trading markets or operations are concentrated in the Western Pacific basin region or a single country within the region, as reported by Lipper Inc.
 *   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, BONDS, RIGHTS AND WARRANTS (93.3%)
                  AUSTRALIA (8.6%)
                  AIRLINES
        746,000   Quantas Airways Ltd.............................................................  $  2,368,280
                                                                                                    ------------
                  ALCOHOLIC BEVERAGES
      1,070,000   Foster's Brewing Group Ltd......................................................     2,837,299
                                                                                                    ------------
                  BEVERAGES - NON-ALCOHOLIC
        369,050   Coca-Cola Amatil Ltd............................................................     1,136,382
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
         87,400   Brambles Industries, Ltd........................................................     2,452,131
                                                                                                    ------------
                  INTERNATIONAL BANKS
        373,800   Commonwealth Bank of Australia..................................................     6,111,757
        299,050   National Australia Bank Ltd.....................................................     4,604,186
        706,300   Westpac Banking Corp., Ltd......................................................     4,521,340
                                                                                                    ------------
                                                                                                      15,237,283
                                                                                                    ------------
                  MEDIA CONGLOMERATES
        706,850   News Corporation Ltd............................................................     5,099,575
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
        532,250   Broken Hill Proprietary Co., Ltd................................................     5,487,973
                                                                                                    ------------
                  OTHER METALS/MINERALS
        487,800   Rio Tinto Ltd...................................................................     7,822,699
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
        568,400   Aapt Limited*...................................................................     1,833,394
      1,138,250   Telstra Corp. Ltd...............................................................     5,776,582
        559,500   Telstra Corporation Ltd.........................................................     1,790,448
                                                                                                    ------------
                                                                                                       9,400,424
                                                                                                    ------------
                  PRECIOUS METALS
      2,001,700   Normandy Mining Ltd.............................................................     1,515,443
                                                                                                    ------------
                  REAL ESTATE
        197,100   Lend Lease Corporation Ltd......................................................     2,262,502
                                                                                                    ------------
                  TELECOMMUNICATIONS
        820,000   Macquarie Corporate Telecommunications Holdings Limited*........................       902,513
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................    56,522,504
                                                                                                    ------------
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  CHINA (0.5%)
                  COAL MINING
      2,994,000   Yanzhou Coal Mining Co. Ltd.*...................................................  $    992,412
                                                                                                    ------------
                  ELECTRIC UTILITIES
      1,666,100   Huaneng Power International, Inc................................................       493,278
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      2,216,000   Great Wall Technology Co. *.....................................................     1,354,959
                                                                                                    ------------
                  MUTUAL FUNDS
        100,000   Investment Co. of China** *.....................................................       566,000
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     3,406,649
                                                                                                    ------------

                  HONG KONG (9.5%)
                  BROADCASTING
        595,600   Television Broadcasts Ltd.......................................................     3,181,747
                                                                                                    ------------
                  CELLULAR TELEPHONE
      1,289,900   China Telecom Ltd.*.............................................................     4,407,588
        639,000   SmarTone Telecommunications Holdings Ltd........................................     2,253,794
                                                                                                    ------------
                                                                                                       6,661,382
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
        207,100   Johnson Electric Holdings Ltd...................................................     1,119,676
                                                                                                    ------------
                  INTERNATIONAL BANKS
        470,800   Dao Heng Bank Group Ltd.........................................................     2,139,311
        212,000   Wing Hang Bank Ltd..............................................................       691,794
                                                                                                    ------------
                                                                                                       2,831,105
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
      1,227,900   Hutchison Whampoa, Ltd..........................................................    12,328,789
        575,300   New World Development Co., Ltd..................................................     1,088,616
        764,800   Swire Pacific Ltd. (Class A)....................................................     3,790,281
                                                                                                    ------------
                                                                                                      17,207,686
                                                                                                    ------------
                  OTHER SPECIALTY STORES
        527,000   Jardine International Motor Holdings Ltd........................................       267,960
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER TELECOMMUNICATIONS
        488,000   Asia Satellite Telecommunications Holdings Ltd..................................  $  1,149,566
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
      2,452,000   Hengan International Group Co. Ltd..............................................       670,722
                                                                                                    ------------
                  REAL ESTATE
        951,400   Cheung Kong (Holdings) Ltd......................................................     8,634,061
        386,000   Hong Kong Land Holdings Ltd.....................................................       497,940
        457,000   Kerry Properties Ltd............................................................       452,970
      1,847,000   New World China Land Ltd.*......................................................       855,918
      1,131,000   Sino Land Co. Ltd...............................................................       516,837
        744,400   Sun Hung Kai Properties Ltd.....................................................     6,012,885
                                                                                                    ------------
                                                                                                      16,970,611
                                                                                                    ------------
                  SHOE MANUFACTURING
        237,000   Yue Yuen Industrial Holdings....................................................       601,004
                                                                                                    ------------
                  TELECOMMUNICATIONS
      3,201,900   Cable & Wireless HKT Ltd........................................................     7,315,920
                                                                                                    ------------
                  UTILITIES
        433,300   CLP Holdings Ltd................................................................     1,985,645
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      1,368,400   Li & Fung Ltd...................................................................     2,377,988
                                                                                                    ------------
                  TOTAL HONG KONG.................................................................    62,341,012
                                                                                                    ------------
                  INDIA (4.2%)
                  ALUMINUM
         35,000   Hindalco Industries Ltd.........................................................       581,457
                                                                                                    ------------
                  COMPUTER SOFTWARE
         83,700   Aptech Limited..................................................................     1,692,463
         22,600   BFL Software Limited............................................................       352,761
          1,700   Leading Edge Systems Ltd........................................................        14,961
         25,000   NIIT Limited....................................................................     1,243,968
         86,300   Software Solution Integrated Ltd................................................     1,865,801
                                                                                                    ------------
                                                                                                       5,169,954
                                                                                                    ------------
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
        258,000   Larsen & Toubro Ltd.............................................................  $  2,360,060
         39,600   Punjab Tractors Ltd.............................................................       940,273
                                                                                                    ------------
                                                                                                       3,300,333
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
            600   Satyam Computer Service Ltd.....................................................        17,537
         43,200   Satyam Computer Service Ltd. (Bonus Shares)*....................................     1,260,861
                                                                                                    ------------
                                                                                                       1,278,398
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
        110,208   Grasim Industries Ltd...........................................................     1,069,286
         27,693   Grasim Industries Ltd. (Bonus Shares)*..........................................       264,397
                                                                                                    ------------
                                                                                                       1,333,683
                                                                                                    ------------
                  E.D.P. SERVICES
          1,700   Infosys Technologies Ltd........................................................       271,406
          6,400   Tata Infotech Limited...........................................................        78,544
                                                                                                    ------------
                                                                                                         349,950
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
        333,233   Bharat Heavy Electricals Ltd....................................................     2,052,078
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
          1,000   Digital Equipment (India) Ltd...................................................        13,511
                                                                                                    ------------
                  FINANCE COMPANIES
        494,350   ICICI Limited...................................................................       897,372
                                                                                                    ------------
                  GENERIC DRUGS
         30,200   Dr. Reddy's Laboratories Ltd....................................................       739,040
                                                                                                    ------------
                  INTERNATIONAL BANKS
        207,000   State Bank of India.............................................................     1,179,596
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
         45,850   Hoechst Marion Roussel Ltd......................................................       766,397
                                                                                                    ------------
                  MOTOR VEHICLES
         51,500   Bajaj Auto Limited*.............................................................       521,272
         49,200   Hero Honda Motors Ltd...........................................................     1,301,335
                                                                                                    ------------
                                                                                                       1,822,607
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
            900   Zee Telefilms Ltd...............................................................        91,362
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OIL REFINING/MARKETING
        160,500   Hindustan Petroleum Corp. Ltd...................................................  $    589,889
                                                                                                    ------------
                  OTHER PHARMACEUTICALS
         37,200   Glaxo (India) Limited...........................................................       631,682
          1,800   Wockhardt Ltd...................................................................        23,766
                                                                                                    ------------
                                                                                                         655,448
                                                                                                    ------------
                  OTHER TELECOMMUNICATIONS
        270,000   Mahanagar Telephone Nigam Ltd...................................................     1,063,373
         30,000   Videsh Sanchar Nigam Ltd........................................................       908,203
                                                                                                    ------------
                                                                                                       1,971,576
                                                                                                    ------------
                  PACKAGE GOODS/COSMETICS
         21,800   Hindustan Lever Ltd.............................................................     1,152,665
                                                                                                    ------------
                  SPECIALTY CHEMICALS
        635,000   Indo Gulf Corporation Ltd.......................................................     1,039,608
        286,000   Reliance Industries Ltd.........................................................     1,534,818
                                                                                                    ------------
                                                                                                       2,574,426
                                                                                                    ------------
                  TEXTILES
         92,311   Indian Rayon & Industries Ltd...................................................       153,145
                                                                                                    ------------
                  TOBACCO
         48,400   ITC Ltd.........................................................................       774,100
                                                                                                    ------------
                  TOTAL INDIA.....................................................................    27,446,987
                                                                                                    ------------

                  INDONESIA (0.6%)
                  BUILDING MATERIALS
        415,100   PT Semen Gresik (Persero).......................................................       739,302
                                                                                                    ------------
                  MUTUAL FUNDS
      2,500,000   Batavia Investment Fund Ltd.*...................................................       --
                                                                                                    ------------
                  PRECIOUS METALS
      1,583,000   PT Aneka Tambang Tbk............................................................       335,088
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
        492,500   PT Indofood Sukses Makmur Tbk...................................................       582,372
                                                                                                    ------------
                  TELECOMMUNICATIONS
        184,032   PT Telekomunikasi Indonesia (ADR)...............................................     1,690,794
                                                                                                    ------------
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TOBACCO
        311,000   PT Gudang Garam Tbk.............................................................  $    799,066
                                                                                                    ------------

                  TOTAL INDONESIA.................................................................     4,146,622
                                                                                                    ------------

                  JAPAN (43.5%)
                  BUILDING PRODUCTS
        481,000   Sanwa Shutter Corp..............................................................     2,077,853
  JPY    80,000K  Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       763,368
                                                                                                    ------------
                                                                                                       2,841,221
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
         86,300   Aiwa Co., Ltd...................................................................     2,104,272
        114,500   Rinnai Corp.....................................................................     2,434,650
         87,100   Sony Corp.......................................................................    13,595,528
                                                                                                    ------------
                                                                                                      18,134,450
                                                                                                    ------------
                  CONSUMER SPECIALTIES
        365,000   Casio Computer Co., Ltd.........................................................     2,508,784
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        873,000   Hitachi Ltd.....................................................................     9,444,859
         95,800   Kyocera Corp....................................................................     9,196,506
        402,000   Matsushita Electric Industrial Co., Ltd.........................................     8,470,673
        656,000   NEC Corp........................................................................    13,287,511
      1,164,000   Toshiba Corp....................................................................     7,330,172
                                                                                                    ------------
                                                                                                      47,729,721
                                                                                                    ------------
                  E.D.P. PERIPHERALS
        242,000   Mitsumi Electric Co., Ltd.......................................................     6,481,521
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
        600,000   Furukawa Electric Co............................................................     4,377,460
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
         78,000   TDK Corp........................................................................     7,645,003
                                                                                                    ------------
                  ELECTRONIC DATA PROCESSING
        447,000   Fujitsu Ltd.....................................................................    13,473,937
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
        143,000   Ryosan Co., Ltd.................................................................     3,493,664
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
         60,000   Kyudenko Co. Ltd................................................................       247,672
                                                                                                    ------------
                  FINANCE COMPANIES
        248,000   Hitachi Credit Corp.............................................................     5,011,424
                                                                                                    ------------
                  FOOD CHAINS
         87,900   FamilyMart Co., Ltd.............................................................     6,117,644
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  HOME BUILDING
        505,000   Sekisui Chemical Co., Ltd.......................................................  $  2,486,944
        454,000   Sekisui House Ltd...............................................................     4,920,476
                                                                                                    ------------
                                                                                                       7,407,420
                                                                                                    ------------
                  HOME FURNISHINGS
         46,000   Sangetsu Co., Ltd...............................................................       914,083
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
        394,000   Amada Co., Ltd..................................................................     3,025,823
        331,000   Daifuku Co., Ltd................................................................     2,157,521
        381,000   Daikin Industries, Ltd..........................................................     4,206,105
        192,000   Fuji Machine Manufacturing Co., Ltd.............................................     8,939,234
        425,000   Minebea Co., Ltd................................................................     5,732,217
  JPY    19,000K  Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.)....................................       295,661
        847,000   Mitsubishi Heavy Industries Ltd.................................................     3,325,554
        395,000   Tsubakimoto Chain Co............................................................     2,021,071
                                                                                                    ------------
                                                                                                      29,703,186
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
        326,000   Fujitec Co., Ltd................................................................     3,633,349
        263,000   Lintec Corp.....................................................................     3,474,014
                                                                                                    ------------
                                                                                                       7,107,363
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
        278,000   Sankyo Co., Ltd.................................................................     7,926,082
                                                                                                    ------------
                  MOTOR VEHICLES
        969,000   Nissan Motor Co., Ltd...........................................................     5,813,814
        271,000   Suzuki Motor Corp...............................................................     4,120,803
        142,000   Toyota Motor Corp...............................................................     4,920,995
                                                                                                    ------------
                                                                                                      14,855,612
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
        258,000   Canon, Inc......................................................................     7,306,326
  JPY    91,000K  Canon, Inc.
                    1.20% due 12/20/05
                    (Conv.).......................................................................     1,683,373
  JPY    45,000K  Canon, Inc.
                    1.30% due 12/19/08
                    (Conv.).......................................................................       824,662
        538,000   Ricoh Co., Ltd..................................................................     8,785,044
                                                                                                    ------------
                                                                                                      18,599,405
                                                                                                    ------------
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER PHARMACEUTICALS
        154,000   Ono Pharmaceutical Co., Ltd.....................................................  $  5,026,399
        174,000   Yamanouchi Pharmaceutical Co., Ltd..............................................     7,900,739
                                                                                                    ------------
                                                                                                      12,927,138
                                                                                                    ------------
                  PHOTOGRAPHIC PRODUCTS
        209,000   Fuji Photo Film Co..............................................................     6,721,225
                                                                                                    ------------
                  POLLUTION CONTROL EQUIPMENT
        149,000   Kurita Water Industries Ltd.....................................................     2,746,280
                                                                                                    ------------
                  PRINTING/FORMS
        262,000   Dai Nippon Printing Co., Ltd....................................................     4,781,242
        147,000   Nissha Printing Co., Ltd........................................................     1,017,443
                                                                                                    ------------
                                                                                                       5,798,685
                                                                                                    ------------
                  REAL ESTATE
            700   Chubu Sekiwa Real Estate, Ltd...................................................         5,813
        304,000   Mitsubishi Estate Co., Ltd......................................................     3,049,630
                                                                                                    ------------
                                                                                                       3,055,443
                                                                                                    ------------
                  RECREATIONAL PRODUCTS/TOYS
         71,400   Nintendo Co., Ltd...............................................................    11,343,669
        338,000   Yamaha Corp.....................................................................     2,271,287
                                                                                                    ------------
                                                                                                      13,614,956
                                                                                                    ------------
                  SEMICONDUCTORS
         28,000   Rohm Co., Ltd...................................................................     6,289,719
                                                                                                    ------------
                  SPECIALTY CHEMICALS
        674,000   Daicel Chemical Industries, Ltd.................................................     2,264,568
        597,000   Kaneka Corp.....................................................................     7,822,838
        612,000   Mitsubishi Chemical Corp........................................................     2,778,881
        262,000   NIFCO Inc.......................................................................     3,372,775
        411,000   Shin-Etsu Polymer Co., Ltd......................................................     2,643,467
                                                                                                    ------------
                                                                                                      18,882,529
                                                                                                    ------------
                  TELECOMMUNICATIONS
            702   Nippon Telegraph & Telephone Corp...............................................    10,782,375
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  WHOLESALE DISTRIBUTORS
         50,000   Nissei Sangyo Co., Ltd..........................................................  $    767,975
                                                                                                    ------------
                  TOTAL JAPAN.....................................................................   286,161,977
                                                                                                    ------------
                  MALAYSIA (2.9%)
                  ALCOHOLIC BEVERAGES
        519,000   Carlsberg Brewery (Malaysia) Berhad.............................................     1,488,515
                                                                                                    ------------
                  CASINO/GAMBLING
        851,000   Tanjong PLC.....................................................................     1,791,343
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        155,000   Unisem (M) Berhad...............................................................       632,154
                                                                                                    ------------
                  INTERNATIONAL BANKS
      1,052,000   Malayan Banking Berhad..........................................................     3,570,793
      3,686,000   Public Bank Berhad..............................................................     2,987,207
                                                                                                    ------------
                                                                                                       6,558,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
        676,000   Telekom Malaysia Berhad.........................................................     2,081,094
                                                                                                    ------------
                  TOBACCO
        526,200   Rothmans of Pall Mall (Malaysia) Berhad.........................................     3,669,070
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      2,355,000   Sime Darby Berhad...............................................................     2,813,235
                                                                                                    ------------
                  TOTAL MALAYSIA..................................................................    19,033,411
                                                                                                    ------------

                  NEW ZEALAND (0.5%)
                  AIRLINES
        755,800   Air New Zealand Ltd. (Class B)..................................................     1,117,593
                                                                                                    ------------
                  TELECOMMUNICATIONS
        537,000   Telecom Corporation of New Zealand Ltd..........................................     2,159,178
                                                                                                    ------------
                  TOTAL NEW ZEALAND...............................................................     3,276,771
                                                                                                    ------------

                  PHILIPPINES (0.4%)
                  ALCOHOLIC BEVERAGES
        607,860   San Miguel Corp. (Class B)......................................................       877,012
                                                                                                    ------------
                  BROADCASTING
        682,500   ABS-CBN Broadcasting Corp.*.....................................................       747,015
                                                                                                    ------------
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OTHER TELECOMMUNICATIONS
         56,070   Philippine Long Distance Telephone Co...........................................  $  1,164,638
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................     2,788,665
                                                                                                    ------------

                  SINGAPORE (5.3%)
                  AEROSPACE
      1,322,000   Singapore Technologies Engineering Ltd..........................................     1,916,979
                                                                                                    ------------
                  AIRLINES
        429,000   Singapore Airlines Ltd..........................................................     4,542,960
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        552,900   Natsteel Electronics Ltd........................................................     2,162,365
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        876,000   Gul Technologies................................................................       801,155
        863,000   Omni Industries Ltd.............................................................       820,421
        446,100   Venture Manufacturing Ltd.......................................................     3,972,491
                                                                                                    ------------
                                                                                                       5,594,067
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
        126,000   Chartered Semiconductor Manufacturing*..........................................       252,363
         31,400   Chartered Semiconductor Manufacturing (ADR)*....................................     1,042,088
                                                                                                    ------------
                                                                                                       1,294,451
                                                                                                    ------------
                  INTERNATIONAL BANKS
        103,507   DBS Group Holdings Ltd..........................................................     1,170,837
        448,310   Overseas-Chinese Banking Corp. Ltd..............................................     3,371,766
        242,104   Overseas Union Bank Ltd.........................................................     1,048,826
        290,600   United Overseas Bank Ltd........................................................     2,203,105
                                                                                                    ------------
                                                                                                       7,794,534
                                                                                                    ------------
                  MARINE TRANSPORTATION
        697,000   Neptune Orient Lines Ltd........................................................     1,010,692
        351,600   Sembcorp Logistics Ltd..........................................................     1,311,624
                                                                                                    ------------
                                                                                                       2,322,316
                                                                                                    ------------
                  NEWSPAPERS
        167,099   Singapore Press Holdings Ltd....................................................     2,865,416
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
        272,400   City Developments, Ltd..........................................................  $  1,409,531
        470,000   DBS Land Ltd....................................................................       870,999
        128,000   Parkway Holdings Ltd............................................................       235,668
                                                                                                    ------------
                                                                                                       2,516,198
                                                                                                    ------------
                  TELECOMMUNICATIONS
      1,000,000   Singapore Telecommunications Ltd................................................     1,901,324
                                                                                                    ------------
                  TEXTILES
         1,160K   Finlayson Global Corp. Ltd.
                    0.00% due 02/19/04 (Conv.)....................................................     2,087,884
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    34,998,494
                                                                                                    ------------
                  SOUTH KOREA (7.9%)
                  CELLULAR TELEPHONE
         41,200   Pantech Co., Ltd................................................................       460,067
        136,100   Sk Telecom Co., Ltd. (ADR)......................................................     1,777,806
                                                                                                    ------------
                                                                                                       2,237,873
                                                                                                    ------------
                  COMPUTER SOFTWARE
         47,000   Daeduck Electronics Co..........................................................       532,667
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        124,739   Samsung Electronics Co..........................................................    20,789,833
                                                                                                    ------------
                  ELECTRIC UTILITIES
        341,000   Korea Electric Power Corp. (ADR)................................................     5,370,750
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
         94,800   Mirae Co........................................................................       508,760
         30,198   Samsung Electro-Mechanics Co....................................................     1,459,570
                                                                                                    ------------
                                                                                                       1,968,330
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
         29,800   Hankuk Glass Industry Co. Ltd...................................................       558,750
                                                                                                    ------------
                  INTERNATIONAL BANKS
         83,640   Hana Bank.......................................................................       766,700
         53,200   Housing & Commercial Bank, Korea*...............................................     1,405,367
        126,330   Kookmin Bank....................................................................     1,968,642
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
          7,346   Kookmin Bank (Rights)...........................................................  $     81,564
                                                                                                    ------------
                                                                                                       4,222,273
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
         32,910   Dongwon Securities Co...........................................................       987,300
        146,550   Sangyong Investment & Securities Co., Ltd.......................................       891,512
                                                                                                    ------------
                                                                                                       1,878,812
                                                                                                    ------------
                  MOTOR VEHICLES
        364,000   Hyundai Motor Co., Ltd. (GDR) 144A*+............................................     3,239,600
                                                                                                    ------------
                  PAINTS/COATINGS
         11,110   Korea Chemical..................................................................       740,667
                                                                                                    ------------
                  SEMICONDUCTORS
         51,900   Hyundai Electronics Industries Co...............................................       862,837
                                                                                                    ------------
                  SPECIALTY CHEMICALS
         51,110   L.G. Chemical Ltd...............................................................     1,546,078
                                                                                                    ------------
                  STEEL/IRON ORE
        125,400   Pohang Iron & Steel Co., Ltd. (ADR).............................................     4,185,225
                                                                                                    ------------
                  TELECOMMUNICATIONS
         25,700   Korea Telecom Corp..............................................................     1,728,325
         53,835   Korea Telecom Corp. (ADR).......................................................     1,897,684
                                                                                                    ------------
                                                                                                       3,626,009
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    51,759,704
                                                                                                    ------------

                  TAIWAN (8.1%)
                  DIVERSIFIED ELECTRONIC PRODUCTS
        310,000   Delta Electronics, Inc..........................................................     1,290,855
                                                                                                    ------------
                  E.D.P. PERIPHERALS
        140,000   Acer Peripherals Inc............................................................       371,779
         56,304   Acer Peripherals Inc. - 144A*+..................................................     1,494,871
                                                                                                    ------------
                                                                                                       1,866,650
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        326,000   Compeq Manufacturing Co., Ltd.*.................................................     1,659,711
         19,000   Ritek Corp.*....................................................................       124,199
         93,100   Ritek Corp. (GDR)*..............................................................     1,245,212
                                                                                                    ------------
                                                                                                       3,029,122
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC DATA PROCESSING
        345,000   Acer Inc.*......................................................................  $    655,955
        436,578   Asustek Computer Inc............................................................     4,568,840
        574,737   Compal Electronics..............................................................     1,923,617
         59,900   Hon Hai Precision Industry Co. (GDR)............................................       971,877
        629,400   Hon Hai Precison Industry Co.*..................................................     4,292,263
        114,000   Quanta Computer Inc.............................................................       931,490
                                                                                                    ------------
                                                                                                      13,344,042
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
      2,178,173   Taiwan Semiconductor Manufacturing Co.*.........................................     9,651,866
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        119,000   CTCI Corp.......................................................................       100,600
                                                                                                    ------------
                  FOOD CHAINS
        227,000   President Chain Store Corp......................................................       638,482
                                                                                                    ------------
                  INTERNATIONAL BANKS
      1,006,200   China Trust Commercial Bank*....................................................       920,189
        584,970   E. Sun Commercial Bank*.........................................................       235,312
        635,000   First Commercial Bank...........................................................       812,209
      1,029,300   International Commercial Bank of China*.........................................     1,038,357
      1,187,000   Taishin International Bank......................................................       675,195
        774,000   United World Chinese Commercial Bank*...........................................       977,838
                                                                                                    ------------
                                                                                                       4,659,100
                                                                                                    ------------
                  LIFE INSURANCE
        248,743   Cathay Life Insurance Co., Ltd..................................................       641,010
                                                                                                    ------------
                  MARINE TRANSPORTATION
      1,019,000   Evergreen Marine Corp...........................................................       951,109
                                                                                                    ------------
                  SEMICONDUCTORS
        631,000   Advanced Semiconductor Engineering Inc.*........................................     1,933,454
        917,323   Siliconware Precision Industries Co.*...........................................     1,643,225
      2,144,000   United Microelectronics Corp., Ltd.*............................................     5,558,768
                                                                                                    ------------
                                                                                                       9,135,447
                                                                                                    ------------
SHARES/PRINCIPAL
    AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  SPECIALTY CHEMICALS
        473,000   Formosa Plastic Corp............................................................  $    943,919
        896,680   Nan Ya Plastic..................................................................     1,563,977
                                                                                                    ------------
                                                                                                       2,507,896
                                                                                                    ------------
                  STEEL/IRON ORE
      3,489,890   China Steel Corp................................................................     2,676,094
                                                                                                    ------------
                  TEXTILES
      1,109,910   Far East Textile Ltd............................................................     1,513,831
         67,100   Far East Textile Ltd. (GDS) 144A+...............................................       964,562
                                                                                                    ------------
                                                                                                       2,478,393
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    52,970,666
                                                                                                    ------------

                  THAILAND (1.3%)
                  BUILDING MATERIALS
        200,433   Siam City Cement Co. PCL........................................................       736,390
                                                                                                    ------------
                  CELLULAR TELEPHONE
        190,200   Advanced Info Service PCL.......................................................     2,214,489
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
        156,975   Delta Electronics, Inc..........................................................     1,283,418
                                                                                                    ------------
                  INTERNATIONAL BANKS
      1,455,300   Siam Commercial Bank (Warrants due 06/22/04)*...................................       508,320
      1,319,300   Thai Farmers Bank PCL...........................................................     1,860,332
                                                                                                    ------------
                                                                                                       2,368,652
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
        173,300   BEC World PCL...................................................................     1,058,184
                                                                                                    ------------
                  REAL ESTATE
      2,168,600   Golden Land Property Development Company Ltd.*..................................       841,630
                                                                                                    ------------
                  TOTAL THAILAND..................................................................     8,502,763
                                                                                                    ------------
                  TOTAL COMMON STOCKS, BONDS, RIGHTS AND WARRANTS
                  (IDENTIFIED COST $489,591,091)..................................................   613,356,225
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (a) (6.7%)
                COMMERCIAL PAPER
                DIVERSIFIED FINANCIAL SERVICES
           350  General Electric Capital Corp. 5.31% due 11/17/99.................................  $    349,174
                                                                                                    ------------
                U.S. GOVERNMENT AGENCY
        44,000  Federal Home Loan Mortgage Corp. 5.16% due 11/01/99...............................    44,000,000
                                                                                                    ------------
                TOTAL SHORT-TERM INVESTMENTS
                (AMORTIZED COST $44,349,174)......................................................    44,349,174
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $533,940,265) (b)........................................................  100.0%    657,705,399

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.0         325,329
                                                                                            -----   -------------
NET ASSETS................................................................................  100.0%  $ 658,030,728
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 K   In thousands.
 *   Non-income producing security.
** Partially paid shares. Resale is restricted to qualified institutional investors.
 +   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $139,996,531 and the aggregate gross unrealized depreciation is $16,231,397, resulting in net unrealized appreciation of $123,765,134.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT OCTOBER 31, 1999:

     CONTRACT            IN EXCHANGE      DELIVERY     UNREALIZED
    TO DELIVER               FOR            DATE      APPRECIATION
-------------------------------------------------------------------
        HKD 502,141              $64,628  11/01/99    $         10

CURRENCY ABBREVIATIONS:

HKD  Hong Kong Dollar.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.........................................................................  $  1,916,979      0.3%
Airlines..........................................................................     8,028,833      1.2
Alcoholic Beverages...............................................................     5,202,826      0.8
Aluminum..........................................................................       581,457      0.1
Beverages - Non-Alcoholic.........................................................     1,136,382      0.2
Broadcasting......................................................................     3,928,762      0.6
Building Materials................................................................     1,475,692      0.2
Building Products.................................................................     2,841,221      0.4
Casino/Gambling...................................................................     1,791,343      0.3
Cellular Telephone................................................................    11,113,744      1.7
Coal Mining.......................................................................       992,412      0.1
Computer Software.................................................................     5,702,621      0.9
Construction/Agricultural Equipment/Trucks........................................     3,300,333      0.5
Consumer Electronics/Appliances...................................................    18,134,450      2.7
Consumer Specialties..............................................................     2,508,784      0.4
Diversified Commercial Services...................................................     2,452,131      0.4
Diversified Electronic Products...................................................    73,251,172     11.1
Diversified Financial Services....................................................       349,174      0.0
Diversified Manufacturing.........................................................     2,453,359      0.4
E.D.P. Peripherals................................................................     8,348,171      1.3
E.D.P. Services...................................................................       349,950      0.0
Electric Utilities................................................................     5,864,028      0.9
Electrical Products...............................................................     6,429,538      1.0
Electronic Components.............................................................    21,507,053      3.3
Electronic Data Processing........................................................    26,831,490      4.1
Electronic Distributors...........................................................     3,493,664      0.5
Electronic Production Equipment...................................................    10,946,317      1.7
Engineering & Construction........................................................       348,272      0.1
Finance Companies.................................................................     5,908,796      0.9
Food Chains.......................................................................     6,756,126      1.0
Generic Drugs.....................................................................       739,040      0.1
Home Building.....................................................................     7,407,420      1.1
Home Furnishings..................................................................       914,083      0.1
Industrial Machinery/Components...................................................    29,703,186      4.5
Industrial Specialties............................................................     7,666,113      1.2
International Banks...............................................................    44,850,543      6.9
Investment Bankers/Brokers/Services...............................................     1,878,812      0.3
Life Insurance....................................................................       641,010      0.1
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Major Pharmaceuticals.............................................................  $  8,692,479      1.3%
Marine Transportation.............................................................     3,273,425      0.5
Media Conglomerates...............................................................     5,099,575      0.8
Motor Vehicles....................................................................    19,917,819      3.0
Movies/Entertainment..............................................................     1,149,546      0.2
Multi-Sector Companies............................................................    22,695,659      3.4
Mutual Funds......................................................................       566,000      0.1
Newspapers........................................................................     2,865,416      0.4
Office Equipment/Supplies.........................................................    18,599,405      2.8
Oil Refining/Marketing............................................................       589,889      0.1
Other Metals/Minerals.............................................................     7,822,699      1.2
Other Pharmaceuticals.............................................................    13,582,586      2.1
Other Specialty Stores............................................................       267,960      0.0
Other Telecommunications..........................................................    13,686,204      2.1
Package Goods/Cosmetics...........................................................     1,823,387      0.3
Paints/Coatings...................................................................       740,667      0.1
Photographic Products.............................................................     6,721,225      1.0
Pollution Control Equipment.......................................................     2,746,280      0.4
Precious Metals...................................................................     1,850,531      0.3
Printing/Forms....................................................................     5,798,685      0.9
Real Estate.......................................................................    25,646,384      3.9
Recreational Products/Toys........................................................    13,614,956      2.1
Semiconductors....................................................................    16,288,003      2.5
Shoe Manufacturing................................................................       601,004      0.1
Specialty Chemicals...............................................................    25,510,929      3.9
Specialty Foods/Candy.............................................................       582,372      0.1
Steel/Iron Ore....................................................................     6,861,319      1.0
Telecommunications................................................................    30,459,207      4.6
Textiles..........................................................................     4,719,422      0.7
Tobacco...........................................................................     5,242,236      0.8
U.S. Government Agency............................................................    44,000,000      6.7
Utilities.........................................................................     1,985,645      0.3
Wholesale Distributors............................................................     5,959,198      0.9
                                                                                    ------------    -----
                                                                                    $$657,705,399   100.0%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $607,111,393     92.3%
Convertible Bonds.................................................................     5,654,948      0.9
Rights............................................................................        81,564      0.0
Short-Term Investments............................................................    44,349,174      6.7
Warrants..........................................................................       508,320      0.1
                                                                                    ------------    -----
                                                                                    $657,705,399    100.0%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $533,940,265).............................................................  $ 657,705,399
Cash (including $2,206,945 in foreign currency)..............................................      2,866,790
Receivable for:
    Capital stock sold.......................................................................      1,981,272
    Dividends................................................................................        947,569
    Investments sold.........................................................................        825,585
    Interest.................................................................................        255,736
Prepaid expenses and other assets............................................................        304,079
                                                                                               -------------
     TOTAL ASSETS............................................................................    664,886,430
                                                                                               -------------
LIABILITIES:
Payable for:
    Investments purchased....................................................................      3,922,127
    Capital stock repurchased................................................................      1,484,090
    Plan of distribution fee.................................................................        533,868
    Investment management fee................................................................        513,778
Accrued expenses and other payables..........................................................        401,839
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................      6,855,702
                                                                                               -------------
     NET ASSETS..............................................................................  $ 658,030,728
                                                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 951,192,965
Net unrealized appreciation..................................................................    123,764,204
Dividends in excess of net investment income.................................................     (1,503,849)
Accumulated net realized loss................................................................   (415,422,592)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 658,030,728
                                                                                               =============
CLASS A SHARES:
Net Assets...................................................................................    $10,048,329
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        690,948
     NET ASSET VALUE PER SHARE...............................................................         $14.54
                                                                                               =============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).......................................         $15.35
                                                                                               =============
CLASS B SHARES:
Net Assets...................................................................................   $633,215,508
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................     44,004,346
     NET ASSET VALUE PER SHARE...............................................................         $14.39
                                                                                               =============
CLASS C SHARES:
Net Assets...................................................................................    $12,278,152
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        853,574
     NET ASSET VALUE PER SHARE...............................................................         $14.38
                                                                                               =============
CLASS D SHARES:
Net Assets...................................................................................     $2,488,739
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        170,345
     NET ASSET VALUE PER SHARE...............................................................         $14.61
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

NET INVESTMENT LOSS:

INCOME
Dividends (net of $2,397,026 foreign withholding tax).........................................  $  9,718,969
Interest (net of $2,177 foreign withholding tax)..............................................     1,281,162
                                                                                                ------------

     TOTAL INCOME.............................................................................    11,000,131
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        12,269
Plan of distribution fee (Class B shares).....................................................     5,032,473
Plan of distribution fee (Class C shares).....................................................        56,000
Investment management fee.....................................................................     4,907,485
Transfer agent fees and expenses..............................................................     1,580,235
Custodian fees................................................................................     1,063,945
Registration fees.............................................................................       161,968
Shareholder reports and notices...............................................................       153,278
Professional fees.............................................................................       133,931
Directors' fees and expenses..................................................................        17,512
Other.........................................................................................        41,085
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    13,160,181
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (2,160,050)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................    (4,333,878)
    Foreign exchange transactions.............................................................     1,539,596
                                                                                                ------------

     NET LOSS.................................................................................    (2,794,282)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   203,729,991
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies.......................................................     1,572,236
                                                                                                ------------

     NET APPRECIATION.........................................................................   205,302,227
                                                                                                ------------

     NET GAIN.................................................................................   202,507,945
                                                                                                ------------

NET INCREASE..................................................................................  $200,347,895
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                  FOR THE YEAR            FOR THE YEAR
                                                     ENDED                    ENDED
                                                 OCTOBER 31, 1999       OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)...................    $ (2,160,050)                 $     725,159
Net realized loss..............................      (2,794,282)                  (275,477,997)
Net change in unrealized appreciation..........     205,302,227                    121,134,260
                                                   ------------                  -------------

     NET INCREASE (DECREASE)...................     200,347,895                   (153,618,578)
                                                   ------------                  -------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.................................        --                              (18,402)
Class B shares.................................        --                          (10,272,862)
Class C shares.................................        --                              (13,025)
Class D shares.................................        --                              (17,046)
                                                   ------------                  -------------

     TOTAL DIVIDENDS...........................        --                          (10,321,335)
                                                   ------------                  -------------

Net increase (decrease) from capital stock
  transactions.................................      42,445,104                   (166,513,928)
                                                   ------------                  -------------

     NET INCREASE (DECREASE)...................     242,792,999                   (330,453,841)

NET ASSETS:
Beginning of period............................     415,237,729                    745,691,570
                                                   ------------                  -------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET
    INVESTMENT INCOME OF $1,503,849 AND
    $2,863,488, RESPECTIVELY)..................    $658,030,728                  $ 415,237,729
                                                   ============                  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Sub-Advisor and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $39,835,429 at October 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $567, $803,088, and $4,110, respectively and received $46,260 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 aggregated $653,834,234 and $625,737,502, respectively.

For the year ended October 31, 1999, the Fund incurred brokerage commissions of $202,915 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $1,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Directors' fees and expenses in the Statement of Operations, amounted to $5,779. At October 31, 1999, the Fund had an accrued pension liability of $43,783 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

5. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Fund had a net capital loss carryover of approximately $411,419,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                          AMOUNT IN THOUSANDS
  --------------------------------------------------------------------
     2003           2004          2005          2006          2007
  -----------  --------------  -----------  ------------  ------------
  $    3,193   $      15,875   $   97,593   $   268,352   $    26,406
  ==========   =============   ==========   ===========   ===========

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $3,557,026, paid-in-capital was credited $37,337, and dividends in excess of net investment income was credited $3,519,689.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        OCTOBER 31, 1999             OCTOBER 31, 1998
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................   11,093,708  $ 142,833,100       418,160  $   4,158,089
Reinvestment of dividends........................................      --             --              1,152         13,083
Redeemed.........................................................  (10,720,515)  (138,982,563)     (149,951)    (1,337,917)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................      373,193      3,850,537       269,361      2,833,255
                                                                   -----------  -------------   -----------  -------------
CLASS B SHARES
Sold.............................................................   55,220,630    690,811,299    37,286,227    384,246,449
Reinvestment of dividends........................................      --             --            840,396      9,572,097
Redeemed.........................................................  (53,251,271)  (659,859,432)  (54,083,073)  (565,173,912)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class B................................    1,969,359     30,951,867   (15,956,450)  (171,355,366)
                                                                   -----------  -------------   -----------  -------------
CLASS C SHARES
Sold.............................................................    4,233,781     53,863,013     1,140,153     10,725,985
Reinvestment of dividends........................................      --             --              1,046         11,869
Redeemed.........................................................   (3,542,876)   (45,346,907)   (1,042,383)   (10,154,217)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................      690,905      8,516,106        98,816        583,637
                                                                   -----------  -------------   -----------  -------------
CLASS D SHARES
Sold.............................................................    7,250,183     89,995,532       612,447      5,857,456
Reinvestment of dividends........................................      --             --                222          2,523
Redeemed.........................................................   (7,239,889)   (90,868,938)     (461,755)    (4,435,433)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................       10,294       (873,406)      150,914      1,424,546
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................    3,043,751  $  42,445,104   (15,437,359) $(166,513,928)
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1999, there was an outstanding forward contract used to facilitate settlement of foreign currency denominated portfolio transactions.

At October 31, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At October 31, 1999, investments in securities of issuers in Japan represented 43.5% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                                        FOR THE YEAR       FOR THE YEAR       JULY 28, 1997*
                                                                           ENDED              ENDED             THROUGH
                                                                        OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.76            $ 12.86            $ 19.39
                                                                            -------            -------            -------
Income (loss) from investment operations:
   Net investment income..............................................         0.05               0.10            --
   Net realized and unrealized gain (loss)............................         4.73              (2.94)             (6.53)
                                                                            -------            -------            -------
Total income (loss) from investment operations........................         4.78              (2.84)             (6.53)
                                                                            -------            -------            -------
Less dividends from net investment income.............................      --                   (0.26)           --
                                                                            -------            -------            -------
Net asset value, end of period........................................      $ 14.54            $  9.76            $ 12.86
                                                                            =======            =======            =======
TOTAL RETURN+.........................................................        48.98%            (22.35)%           (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.79%(3)           1.90 %(3)          1.92 %(2)
Net investment income (loss)..........................................         0.34%(3)           0.89 %(3)         (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $10,048             $3,102               $622
Portfolio turnover rate...............................................          128%                58 %               42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                    FOR THE YEAR ENDED OCTOBER 31
                   ----------------------------------------------------------------
                   1999++        1998++        1997*++        1996          1995
-----------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER
SHARE DATA:
Net asset value,
 beginning of
 period..........  $  9.73       $ 12.83       $ 18.89       $ 18.77       $ 21.60
                   -------       -------       -------       -------       -------
Income (loss)
 from investment
 operations:
   Net investment
   income
   (loss)........    (0.06)         0.01          0.01          0.05          0.08
   Net realized
   and unrealized
   gain (loss)...     4.72         (2.92)        (5.77)         0.50         (1.94)
                   -------       -------       -------       -------       -------
Total income
 (loss) from
 investment
 operations......     4.66         (2.91)        (5.76)         0.55         (1.86)
                   -------       -------       -------       -------       -------
Less dividends
 and
 distributions
 from:
   Net investment
   income........    --            (0.19)        (0.30)        (0.43)        --
   Net realized
   gain..........    --            --            --            --            (0.97)
                   -------       -------       -------       -------       -------
Total dividends
 and
 distributions...    --            (0.19)        (0.30)        (0.43)        (0.97)
                   -------       -------       -------       -------       -------
Net asset value,
 end of period...  $ 14.39       $  9.73       $ 12.83       $ 18.89       $ 18.77
                   =======       =======       =======       =======       =======
TOTAL RETURN+....    47.89 %      (22.87)%      (31.01)%        3.00%        (8.65)%
RATIOS TO AVERAGE
NET ASSETS:
Expenses.........     2.56 %(1)     2.65 %(1)     2.44 %        2.39%         2.45 %
Net investment
 income (loss)...    (0.43)%(1)     0.14 %(1)     0.03 %        0.18%         0.35 %
SUPPLEMENTAL
DATA:
Net assets, end
 of period, in
 thousands.......  $633,216      $408,990      $744,133      $1,624,468    $1,441,549
Portfolio
 turnover rate...      128 %          58 %          42 %          49%           50 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                              FOR THE PERIOD
                                                                        FOR THE YEAR       FOR THE YEAR       JULY 28, 1997*
                                                                           ENDED              ENDED             THROUGH
                                                                        OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.72             $12.83             $19.39
                                                                            -------            -------            -------
Income (loss) from investment operations:
   Net investment income (loss).......................................        (0.05)              0.01              (0.04)
   Net realized and unrealized gain (loss)............................         4.71              (2.89)             (6.52)
                                                                            -------            -------            -------
Total income (loss) from investment operations........................         4.66              (2.88)             (6.56)
                                                                            -------            -------            -------
Less dividends from net investment income.............................      --                   (0.23)           --
                                                                            -------            -------            -------
Net asset value, end of period........................................      $ 14.38            $  9.72             $12.83
                                                                            =======            =======            =======
TOTAL RETURN.+........................................................        47.94 %           (22.68)%           (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.56 %(3)          2.65 %(3)          2.62 %(2)
Net investment income (loss)..........................................        (0.43)%(3)          0.14 %(3)         (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $12,278             $1,581               $819
Portfolio turnover rate...............................................          128 %               58 %               42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                              FOR THE PERIOD
                                                                        FOR THE YEAR       FOR THE YEAR       JULY 28, 1997*
                                                                           ENDED              ENDED             THROUGH
                                                                        OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.78            $ 12.86            $ 19.39
                                                                            -------            -------            -------
Income (loss) from investment operations:
   Net investment income..............................................         0.06               0.07               0.02
   Net realized and unrealized gain (loss)............................         4.77              (2.88)             (6.55)
                                                                            -------            -------            -------
Total income (loss) from investment operations........................         4.83              (2.81)             (6.53)
                                                                            -------            -------            -------
Less dividends from net investment income.............................      --                   (0.27)           --
                                                                            -------            -------            -------
Net asset value, end of period........................................      $ 14.61            $  9.78            $ 12.86
                                                                            =======            =======            =======
TOTAL RETURN.+........................................................        49.39%            (22.14)%           (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.56%(3)           1.65 %(3)          1.62 %(2)
Net investment income.................................................         0.57%(3)           1.14 %(3)          0.42 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,489             $1,565               $118
Portfolio turnover rate...............................................          128%                58 %               42 %

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 20, 1999

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1999